Summary of Significant Accounting Policies - Summary of Average Estimated Useful Lives of Assets (Detail)	Dec. 31, 2024
Software and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	20 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years